Note 13 - Revenue and Government Financing for Research Expenditures (Details Textual) $ in Thousands	1 Months Ended					4 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2015 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Revenue from contracts with customers							€ 68,974,000	[1]		€ 79,892,000	[2],[3]	€ 32,631,000
Deferred income							89,112,000			150,195,000		134,914,000
Collaboration liabilities							21,304,000			31,656,000
Current collaboration liabilities							21,304,000	[4]		20,987,000	[5]
Non-current collaboration liabilities								[4]		10,669,000	[5]
Deferred income classified as current							48,770,000	[4]		82,096,000	[5]	47,909,000
Deferred income classified as non-current							40,342,000	[4]		68,098,000	[5]	€ 87,005,000
2015 AstraZeneca monalizumab agreements [member]
Statement Line Items [Line Items]
Revenue from contracts with customers							6,355,000			31,966,000
Initial payment | $													$ 250,000
Revenue from contracts with customers, exercise of option	$ 100,000								$ 100,000	87,002,000
Revenue from contracts with customers							38,321,000
Deferred income										85,357,000
Collaboration liabilities										1,644,000
Current collaboration liabilities							21,304,000			20,987,000
Non-current collaboration liabilities										€ 10,669,000
Receipts from co-development agreement and option agreement | $					$ 250,000
Agreement related to IPH5201 with AstraZeneca [member]
Statement Line Items [Line Items]
Revenue from contracts with customers							18,800,000
Receipts from co-development agreement and option agreement	$ 24,000	€ 24,000,000	$ 26,000	€ 26,000,000		$ 50,000
Agreement related to additional preclinical molecules with AstraZeneca [member]
Statement Line Items [Line Items]
Deferred income							€ 17,400,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The impact of the application of the IFRS 15 standard is presented in Note 2.d.
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[5]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.